EMPLOYEE BENEFITS & SHARE-BASED COMPENSATION PLANS (Details 3) - Restricted stock - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Unvested Restricted Stock Awards
Unvested restricted stock awards	98,073	127,852
Granted	0	4,862
Forfeited	0	(3,896)
Vested	0	(30,745)
Unvested restricted stock awards	98,073	98,073
Unrecognized compensation cost	$ 1,557,000	$ 1,724,000
Weighted average remaining recognition period (years)	2 years 9 months 4 days	3 years 4 days
Weighted Average Grant Price
Unvested restricted stock awards	$ 18.13	$ 17.59
Granted		27.2
Forfeited		17.4
Vested		17.59
Unvested restricted stock awards	$ 18.13	$ 18.13